PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Long-Term Investments 136.3%
Bank Loans 6.2%
Canada 0.6%
Xplornet Communications, Inc., New Term B Loan, 3 Month LIBOR + 4.000%	6.601%(c)	09/09/21		4,031	$ 4,025,783
Germany 0.4%
Nidda Healthcare Holding AG, Facility C GBP, 3 Month GBP LIBOR + 4.500%	5.365(c)	08/21/24	GBP	2,300	3,002,013
Luxembourg 0.6%
Intelsat Jackson Holdings SA, Tranche B-5 Term Loan	6.625	01/02/24		3,695	3,702,390
United Kingdom 1.3%
EG Finco Ltd.,
Second Lien Term Loan, 2 Month EURIBOR + 7.750%^	8.750(c)	04/20/26	EUR	2,675	3,007,781
Term B, 3 Month GBP LIBOR + 4.750%	5.598(c)	02/06/25	GBP	4,010	5,153,230

Richmond UK Bidco Ltd., Facility B, 1 Month GBP LIBOR + 4.250%	4.982(c)	03/03/24	GBP	224	278,016
					8,439,027
United States 3.3%
Almonde, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	9.851(c)	06/13/25		1,450	1,439,850
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	8.983(c)	08/04/25		1,805	1,838,439
CEC Entertainment, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.250%	5.733(c)	02/15/21		3,662	3,641,817
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%	7.600(c)	03/27/24		875	871,719
Term Loan	—(p)	07/29/21		922	920,663

Diamond BV, Initial USD Term Loan, 2 - 3 Month LIBOR + 3.000%	5.562(c)	09/06/24		3,691	3,547,643
McAfee LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.979(c)	09/29/25		2,039	2,062,529

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Bank Loans (Continued)
United States (cont’d.)

Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	5.990%(c)	11/06/24		2,836	$ 2,831,213
Sally Holdings LLC, Term B-2 Loan	4.500	07/05/24		1,480	1,433,750
Tilney Ltd., Facility B Loan, 3 Month GBP LIBOR + 5.000%	6.030(c)	12/17/25	GBP	3,025	3,830,372
					22,417,995
Total Bank Loans (cost $42,091,376)					41,587,208
Corporate Bonds 112.2%
Argentina 0.3%
Rio Energy SA/UGEN SA/UENSA SA, Sr. Sec’d. Notes	6.875	02/01/25		1,000	652,500
YPF SA, Sr. Unsec’d. Notes	8.500	03/23/21		1,500	1,465,050
					2,117,550
Bahrain 0.4%
Oil & Gas Holding Co. BSCC (The),
Sr. Unsec’d. Notes	7.500	10/25/27		1,000	1,066,250
Sr. Unsec’d. Notes	8.375	11/07/28		780	879,684
Sr. Unsec’d. Notes, 144A	7.625	11/07/24		380	413,250
					2,359,184
Brazil 3.8%
Banco do Brasil SA, Gtd. Notes(aa)	3.875	10/10/22		2,000	1,990,000
Caixa Economica Federal, Sr. Unsec’d. Notes, 144A(aa)	3.500	11/07/22		1,000	992,760
Klabin Austria GmbH, Gtd. Notes, 144A(aa)	5.750	04/03/29		2,000	2,004,000
MARB BondCo PLC, Gtd. Notes	6.875	01/19/25		2,000	1,986,000
Petrobras Global Finance BV,
Gtd. Notes(aa)	5.999	01/27/28		2,000	2,047,500
Gtd. Notes	6.250	03/17/24		3,500	3,764,075
Gtd. Notes(aa)	6.900	03/19/49		1,640	1,637,950

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Brazil (cont’d.)
Petrobras Global Finance BV, (cont’d.)
Gtd. Notes(aa)	7.375%	01/17/27		2,890	$ 3,224,662
Gtd. Notes(aa)	8.750	05/23/26		6,490	7,780,212
					25,427,159
Canada 6.2%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	7.500	12/01/24		4,800	4,880,160
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27		2,475	2,490,469
Sr. Unsec’d. Notes, 144A(aa)	8.750	12/01/21		5,825	6,443,906

Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Gtd. Notes, 144A(aa)	6.125	07/01/22		3,125	3,185,937
Entertainment One Ltd., Sr. Sec’d. Notes(aa)	6.875	12/15/22	GBP	2,540	3,419,971
IAMGOLD Corp., Gtd. Notes, 144A(aa)	7.000	04/15/25		975	994,500
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A(aa)	6.875	12/15/23		3,175	3,286,125
MEG Energy Corp.,
Gtd. Notes, 144A(aa)	6.375	01/30/23		6,350	6,000,750
Gtd. Notes, 144A(aa)	7.000	03/31/24		400	379,376

Mercer International, Inc., Sr. Unsec’d. Notes(aa)	7.750	12/01/22		711	737,663
New Gold, Inc., Gtd. Notes, 144A(aa)	6.250	11/15/22		640	580,800
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A(aa)	5.250	08/01/23		2,630	2,649,725
Sr. Unsec’d. Notes, 144A(aa)	5.250	06/01/27		2,500	2,456,250

Precision Drilling Corp., Gtd. Notes, 144A(aa)	7.125	01/15/26		3,475	3,492,375
Xplornet Communications, Inc., Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22		650	645,407
					41,643,414
Chile 0.5%
VTR Finance BV, Sr. Sec’d. Notes, 144A(aa)	6.875	01/15/24		3,233	3,346,155

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
China 0.3%
Country Garden Holdings Co. Ltd., Sr. Sec’d. Notes	8.000%	01/27/24		1,000	$ 1,079,284
Sunac China Holdings Ltd., Sr. Sec’d. Notes	7.875	02/15/22		1,000	1,022,438
					2,101,722
Colombia 0.4%
Millicom International Cellular SA, Sr. Unsec’d. Notes	6.000	03/15/25		2,610	2,701,350
France 1.1%
Altice France SA, Sr. Sec’d. Notes, 144A(aa)	8.125	02/01/27		3,400	3,553,000
Loxam SAS,
Sr. Sec’d. Notes, 144A	2.875	04/15/26	EUR	900	1,006,916
Sr. Sub. Notes, 144A	4.500	04/15/27	EUR	1,400	1,577,149

Paprec Holding SA, Sr. Sec’d. Notes	4.000	03/31/25	EUR	1,290	1,392,607
					7,529,672
Germany 1.5%
Alpha 2 BV, Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750	06/01/23		3,575	3,548,188
BMBG Bond Finance SCA, Sr. Sec’d. Notes, 144A	3.000	06/15/21	EUR	2,000	2,263,171
IHO Verwaltungs GmbH, Sr. Sec’d. Notes, 144A, Cash coupon 4.125% or PIK 4.875%(aa)	4.125	09/15/21		1,075	1,080,375
Nidda BondCo GmbH, Gtd. Notes(aa)	5.000	09/30/25	EUR	1,500	1,651,373
Takko Luxembourg SCA, Sr. Sec’d. Notes, EMTN	5.375	11/15/23	EUR	1,500	1,400,598
					9,943,705
Guatemala 0.2%
Comunicaciones Celulares SA Via Comcel Trust, Sr. Unsec’d. Notes	6.875	02/06/24		1,000	1,035,000

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
India 0.6%
ABJA Investment Co. Pte Ltd., Gtd. Notes(aa)	5.950%	07/31/24		651	$ 665,048
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes(aa)	4.250	10/27/27		1,460	1,306,715
Greenko Dutch BV, Sr. Sec’d. Notes	5.250	07/24/24		1,000	975,000
Greenko Investment Co., Sr. Sec’d. Notes	4.875	08/16/23		1,000	951,274
					3,898,037
Indonesia 0.3%
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450	05/05/24		1,660	1,638,765
Ireland 1.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes	6.750	05/15/24	EUR	2,140	2,531,852
Gtd. Notes, 144A	6.750	05/15/24	EUR	400	473,243
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A	5.125	10/01/23		2,535	2,627,680
Gtd. Notes, 144A	5.500	01/15/23		750	783,652
Park Aerospace Holdings Ltd.,
Gtd. Notes, 144A	4.500	03/15/23		840	849,173
Gtd. Notes, 144A	5.250	08/15/22		3,750	3,903,750
Gtd. Notes, 144A	5.500	02/15/24		525	553,403
					11,722,753
Israel 0.5%
Teva Pharmaceutical Finance Netherlands II BV,
Gtd. Notes	1.625	10/15/28	EUR	1,975	1,794,869
Gtd. Notes, 144A(aa)	3.250	04/15/22	EUR	1,425	1,658,391
					3,453,260
Italy 1.8%
Gamenet Group SpA, Sr. Sec’d. Notes, 3 Month EURIBOR + 3.750%(aa)	3.750(c)	04/27/23	EUR	1,100	1,228,085

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Italy (cont’d.)
Rossini Sarl, Sr. Sec’d. Notes	6.750%	10/30/25	EUR	1,400	$ 1,693,488
Wind Tre SpA, Sr. Sec’d. Notes, 144A(aa)	5.000	01/20/26		9,600	8,774,400
					11,695,973
Jamaica 0.6%
Digicel Group One Ltd.,
Sr. Sec’d. Notes	8.250	12/30/22		488	321,348
Sr. Sec’d. Notes, 144A	8.250	12/30/22		257	169,235
Digicel Group Two Ltd.,
Sr. Unsec’d. Notes	8.250	09/30/22		462	180,180
Sr. Unsec’d. Notes, 144A	8.250	09/30/22		243	94,770
Digicel Ltd.,
Gtd. Notes, 144A	6.750	03/01/23		3,670	2,599,094
Sr. Unsec’d. Notes	6.000	04/15/21		500	440,250
Sr. Unsec’d. Notes, 144A	6.000	04/15/21		400	352,200
					4,157,077
Luxembourg 2.5%
Altice Luxembourg SA, Gtd. Notes, 144A	7.750	05/15/22		635	646,906
ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 6.625% or PIK 7.375%	6.625	09/15/23	EUR	3,600	4,094,369
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125	09/15/23		2,050	2,052,563

Galapagos SA, Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750%	4.440(c)	06/15/21	EUR	3,146	2,911,057
Intelsat Jackson Holdings SA, Gtd. Notes, 144A	9.750	07/15/25		2,745	2,817,056
Picard Bondco SA, Gtd. Notes	5.500	11/30/24	EUR	1,710	1,831,782
Swissport Financing Sarl, Gtd. Notes	9.750	12/15/22	EUR	1,900	2,270,246
					16,623,979
Mexico 1.3%
Mexico City Airport Trust, Sr. Sec’d. Notes(aa)	3.875	04/30/28		1,470	1,378,934

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)
Nemak SAB de CV, Sr. Unsec’d. Notes(aa)	4.750%	01/23/25		1,370	$ 1,346,025
Petroleos Mexicanos,
Gtd. Notes(aa)	4.875	01/24/22		1,290	1,302,203
Gtd. Notes(aa)	6.500	03/13/27		3,670	3,717,343
Gtd. Notes(aa)	6.500	06/02/41		1,080	995,231
					8,739,736
Netherlands 2.1%
GTH Finance BV, Gtd. Notes(aa)	7.250	04/26/23		1,250	1,354,830
InterXion Holding NV, Gtd. Notes(aa)	4.750	06/15/25	EUR	1,500	1,795,037
Starfruit Finco BV/Starfruit US Holdco LLC,
Sr. Unsec’d. Notes(aa)	6.500	10/01/26	EUR	3,000	3,452,049
Sr. Unsec’d. Notes, 144A(aa)	8.000	10/01/26		2,745	2,817,194

UPC Holding BV, Sr. Sec’d. Notes(aa)	3.875	06/15/29	EUR	1,900	2,189,396
Ziggo BV, Sr. Sec’d. Notes(aa)	4.250	01/15/27	EUR	2,225	2,601,272
					14,209,778
Puerto Rico 0.5%
Popular, Inc., Sr. Unsec’d. Notes	6.125	09/14/23		3,475	3,614,000
Russia 0.8%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes	6.510	03/07/22		1,470	1,580,138
Sr. Unsec’d. Notes, EMTN	3.600	02/26/21	EUR	2,000	2,374,988
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34		740	973,426

VTB Bank OJSC Via VTB Capital SA, Sr. Unsec’d. Notes	6.551	10/13/20		650	673,263
					5,601,815
Saint Lucia 0.1%
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., Sr. Sec’d. Notes, 144A	8.750	05/25/24		900	900,288

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Singapore 0.3%
Mulhacen Pte Ltd., Sr. Sec’d. Notes, Cash coupon 6.500% or PIK 7.250%(aa)	6.500%	08/01/23	EUR	1,500	$ 1,703,430
South Africa 1.1%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		970	1,007,651
Sr. Unsec’d. Notes	5.750	01/26/21		1,905	1,887,855
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23		1,320	1,323,036
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		1,240	1,340,936

SASOL Financing USA LLC, Gtd. Notes(aa)	5.875	03/27/24		1,930	2,048,067
					7,607,545
Spain 0.7%
Codere Finance 2 Luxembourg SA, Sr. Sec’d. Notes	6.750	11/01/21	EUR	2,930	3,143,959
Tasty Bondco 1 SA, Sr. Sec’d. Notes, 144A	6.250	05/15/26	EUR	1,500	1,700,755
					4,844,714
Tunisia 0.2%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	5.625	02/17/24	EUR	1,355	1,475,825
Turkey 0.9%
KOC Holding A/S, Sr. Unsec’d. Notes, 144A	6.500	03/11/25		2,000	1,927,520
Turkiye Garanti Bankasi A/S, Sr. Unsec’d. Notes	6.250	04/20/21		1,000	982,500
Turkiye Is Bankasi A/S,
Sr. Unsec’d. Notes	5.000	04/30/20		1,375	1,348,686
Sr. Unsec’d. Notes, 144A, MTN	5.375	10/06/21		1,000	936,250
Sr. Unsec’d. Notes, EMTN	5.375	10/06/21		625	585,156
					5,780,112
United Kingdom 6.2%
Alpha 3 BV/Alpha US Bidco, Inc., Gtd. Notes, 144A(aa)	6.250	02/01/25		2,070	2,101,050

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
Aston Martin Capital Holdings Ltd., Sr. Sec’d. Notes	5.750%	04/15/22	GBP	1,100	$ 1,434,400
Bracken MidCo1 PLC, Sr. Unsec’d. Notes, Cash coupon 8.875% or PIK 10.375%(aa)	8.875	10/15/23	GBP	1,000	1,291,015
Co-operative Group Holdings 2011 Ltd., Gtd. Notes(aa)	7.500	07/08/26	GBP	2,125	3,106,291
CPUK Finance Ltd.,
Sec’d. Notes	4.875	02/28/47	GBP	1,100	1,441,190
Sec’d. Notes, 144A	4.250	02/28/47	GBP	2,575	3,399,621
Jerrold Finco PLC,
Sr. Sec’d. Notes(aa)	6.125	01/15/24	GBP	1,000	1,321,668
Sr. Sec’d. Notes, 144A, MTN(aa)	6.250	09/15/21	GBP	1,850	2,454,134
Jewel UK Bondco PLC,
Sr. Sec’d. Notes(aa)	8.500	04/15/23	GBP	1,899	2,543,850
Sr. Sec’d. Notes, 144A(aa)	8.500	04/15/23	GBP	1,922	2,575,649

McLaren Finance PLC, Sr. Sec’d. Notes, 144A(aa)	5.000	08/01/22	GBP	1,125	1,452,330
Newday Bondco PLC,
Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.500%(aa)	7.317(c)	02/01/23	GBP	1,250	1,560,459
Sr. Sec’d. Notes, 144A(aa)	7.375	02/01/24	GBP	1,000	1,253,179

Pinnacle Bidco PLC, Sr. Sec’d. Notes(aa)	6.375	02/15/25	GBP	847	1,165,235
Stonegate Pub Co. Financing PLC,
Sr. Sec’d. Notes(aa)	4.875	03/15/22	GBP	1,000	1,321,773
Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.375%(aa)	5.220(c)	03/15/22	GBP	925	1,205,759
Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.250%(aa)	7.095(c)	03/15/22	GBP	800	1,048,410

TalkTalk Telecom Group PLC, Gtd. Notes(aa)	5.375	01/15/22	GBP	1,500	1,980,286
TVL Finance PLC, Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.875%	5.745(c)	05/15/23	GBP	1,200	1,551,249
Virgin Media Finance PLC, Gtd. Notes(aa)	6.375	10/15/24	GBP	2,008	2,750,663
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes(aa)	5.500	01/15/21	GBP	1,500	2,068,353

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
Voyage Care BondCo PLC,
Sr. Sec’d. Notes(aa)	5.875%	05/01/23	GBP	300	$ 378,075
Sr. Sec’d. Notes, 144A(aa)	5.875	05/01/23	GBP	1,600	2,016,399
					41,421,038
United States 74.5%
Acadia Healthcare Co., Inc.,
Gtd. Notes(aa)	5.125	07/01/22		600	603,000
Gtd. Notes(aa)	5.625	02/15/23		850	858,500

Adient Global Holdings Ltd., Gtd. Notes	3.500	08/15/24	EUR	2,000	1,934,087
AK Steel Corp., Sr. Sec’d. Notes(aa)	7.500	07/15/23		2,960	3,034,000
Alliance Data Systems Corp., Gtd. Notes, 144A, MTN(aa)	5.875	11/01/21		522	533,093
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	5.875	06/01/29		850	875,500
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes(aa)	7.875	12/15/24		6,450	2,322,000
AMC Entertainment Holdings, Inc., Gtd. Notes(aa)	6.375	11/15/24	GBP	2,000	2,607,635
American Axle & Manufacturing, Inc.,
Gtd. Notes(aa)	6.250	03/15/26		2,250	2,250,000
Gtd. Notes(aa)	6.500	04/01/27		1,400	1,410,234
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(aa)	5.500	05/20/25		600	614,250
Sr. Unsec’d. Notes(aa)	5.625	05/20/24		400	417,000
Sr. Unsec’d. Notes(aa)	5.750	05/20/27		2,225	2,297,312
Sr. Unsec’d. Notes(aa)	5.875	08/20/26		2,100	2,186,625

Anixter, Inc., Gtd. Notes, 144A	6.000	12/01/25		325	345,313
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25		1,300	1,274,000
Gtd. Notes(aa)	5.625	06/01/23		1,500	1,517,325

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	10.000	04/01/22		5,343	5,837,227
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	9.875	04/01/27		1,200	1,254,000

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Avantor, Inc., Sr. Sec’d. Notes, (original cost $1,575,681; purchased 03/20/19)(aa)(f)	4.750%	10/01/24	EUR	1,322	$ 1,568,005
Banff Merger Sub, Inc., Sr. Unsec’d. Notes(aa)	8.375	09/01/26	EUR	4,250	4,848,465
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(aa)	6.125	04/15/25		3,575	3,615,219
Sr. Sec’d. Notes, 144A(aa)	6.500	03/15/22		650	672,750

Beacon Roofing Supply, Inc., Gtd. Notes(aa)	6.375	10/01/23		1,145	1,190,800
Beazer Homes USA, Inc.,
Gtd. Notes(aa)	5.875	10/15/27		1,650	1,489,125
Gtd. Notes(aa)	8.750	03/15/22		6,700	7,001,500

Brinker International, Inc., Gtd. Notes, 144A(aa)	5.000	10/01/24		800	798,000
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(aa)	5.250	10/15/25		5,150	5,034,125
Calpine Corp.,
Sr. Sec’d. Notes, 144A(aa)	5.875	01/15/24		650	663,000
Sr. Unsec’d. Notes(aa)	5.375	01/15/23		2,100	2,115,750
Sr. Unsec’d. Notes(aa)	5.500	02/01/24		2,925	2,903,062
Sr. Unsec’d. Notes(aa)	5.750	01/15/25		5,525	5,469,750

Carvana Co., Gtd. Notes, 144A(aa)	8.875	10/01/23		4,400	4,598,000
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.000	03/15/22		4,775	4,900,344
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(aa)	5.125	02/15/23		400	406,500
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/23		5,545	5,683,625

CEC Entertainment, Inc., Gtd. Notes(aa)	8.000	02/15/22		1,675	1,683,375
CenturyLink, Inc.,
Sr. Unsec’d. Notes(aa)	5.625	04/01/25		3,285	3,235,725
Sr. Unsec’d. Notes, Series U(aa)	7.650	03/15/42		1,375	1,210,550
Sr. Unsec’d. Notes, Series Y(aa)	7.500	04/01/24		610	654,988
Chemours Co. (The),
Gtd. Notes(aa)	4.000	05/15/26	EUR	3,000	3,499,123
Gtd. Notes(aa)	6.625	05/15/23		3,360	3,480,792
Gtd. Notes(aa)	7.000	05/15/25		2,960	3,130,200

Chesapeake Energy Corp., Gtd. Notes(aa)	8.000	06/15/27		2,680	2,620,444

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A	8.125%	06/30/24		837	$ 619,380
Sr. Sec’d. Notes(aa)	6.250	03/31/23		1,075	1,046,781

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20		8,350	8,600,500
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A(aa)	9.250	02/15/24		6,450	6,941,812
Gtd. Notes, Series A(aa)	6.500	11/15/22		765	782,947
Gtd. Notes, Series B(aa)	6.500	11/15/22		210	214,463
Cleveland-Cliffs, Inc.,
Gtd. Notes(aa)	5.750	03/01/25		3,425	3,408,560
Sr. Unsec’d. Notes, 144A	5.875	06/01/27		4,000	3,855,000

Cloud Crane LLC, Sec’d. Notes, 144A(aa)	10.125	08/01/24		2,425	2,606,875
CNX Resources Corp., Gtd. Notes(aa)	5.875	04/15/22		2,292	2,280,540
CommScope Technologies LLC, Gtd. Notes, 144A(aa)	6.000	06/15/25		1,375	1,396,519
CommScope, Inc., Gtd. Notes, 144A(aa)	5.500	06/15/24		3,550	3,572,187
Constellium NV, Gtd. Notes, 144A(aa)	6.625	03/01/25		1,695	1,762,800
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26		1,220	1,122,522
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A(aa)	6.750	08/15/24		2,745	2,669,512
Coty, Inc., Gtd. Notes, 144A(aa)	4.000	04/15/23	EUR	4,675	5,271,669
Crown European Holdings SA,
Gtd. Notes	2.875	02/01/26	EUR	2,000	2,344,548
Gtd. Notes(aa)	3.375	05/15/25	EUR	3,000	3,642,396
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A(aa)	5.125	12/15/21		1,345	1,348,363
Sr. Unsec’d. Notes, 144A(aa)	5.125	12/15/21		5,975	5,989,937

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25		1,125	1,147,500
Darling Ingredients, Inc., Sr. Unsec’d. Notes, 144A	5.250	04/15/27		920	936,100
Dell International LLC/EMC Corp., Gtd. Notes, 144A(aa)	7.125	06/15/24		3,180	3,364,236
Denbury Resources, Inc., Sec’d. Notes, 144A(aa)	9.000	05/15/21		300	304,500

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Diamond BC BV, Sr. Unsec’d. Notes	5.625%	08/15/25	EUR	3,000	$ 3,226,843
DISH DBS Corp.,
Gtd. Notes(aa)	5.875	11/15/24		1,925	1,660,312
Gtd. Notes(aa)	7.750	07/01/26		7,465	6,681,175

Embarq Corp., Sr. Unsec’d. Notes(aa)	7.995	06/01/36		1,825	1,799,906
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.500	01/30/26		2,325	2,423,812
Energizer Gamma Acquisition BV, Gtd. Notes(aa)	4.625	07/15/26	EUR	1,450	1,673,288
Ensco Rowan PLC,
Sr. Unsec’d. Notes	4.500	10/01/24		234	189,540
Sr. Unsec’d. Notes	5.750	10/01/44		100	65,750
Sr. Unsec’d. Notes	7.750	02/01/26		2,050	1,773,250

Entercom Media Corp., Sec’d. Notes, 144A	6.500	05/01/27		1,060	1,081,200
Everi Payments, Inc., Gtd. Notes, 144A(aa)	7.500	12/15/25		1,200	1,248,000
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A(aa)	5.625	02/01/26		2,100	1,722,000
Gtd. Notes, 144A(aa)	7.375	05/15/24		1,700	1,530,000
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes(aa)	6.750	06/15/23		900	796,500
Sr. Unsec’d. Notes(aa)	6.500	05/01/21		475	423,938
Sr. Unsec’d. Notes(aa)	6.750	01/15/22		800	708,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20		1,100	830,500
Sr. Unsec’d. Notes	8.625	06/15/20		3,975	3,001,125
Ford Motor Co.,
Sr. Unsec’d. Notes(aa)	4.750	01/15/43		175	148,705
Sr. Unsec’d. Notes(aa)	5.291	12/08/46		3,950	3,599,783

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(aa)	5.584	03/18/24		1,050	1,104,100
Forestar Group, Inc., Sr. Unsec’d. Notes, 144A	8.000	04/15/24		1,225	1,255,625
Freeport-McMoRan, Inc., Gtd. Notes(aa)	3.875	03/15/23		1,005	994,950
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A(aa)	7.875	11/01/24		250	235,625

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

General Motors Co., Sr. Unsec’d. Notes(aa)	5.000%	10/01/28		1,350	$ 1,389,356
GenOn Energy, Inc./NRG Americas, Inc., Sec’d. Notes, 6 Month LIBOR + 6.500%	9.392(c)	12/01/23		1,152	1,143,162
Global Partners LP/GLP Finance Corp.,
Gtd. Notes(aa)	6.250	07/15/22		825	831,188
Gtd. Notes(aa)	7.000	06/15/23		1,450	1,450,000

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		850	852,125
Golden Nugget, Inc.,
Gtd. Notes, 144A(aa)	8.750	10/01/25		1,500	1,571,250
Sr. Unsec’d. Notes, 144A(aa)	6.750	10/15/24		2,850	2,914,125

Gray Television, Inc., Gtd. Notes, 144A(aa)	5.125	10/15/24		150	152,625
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A(aa)	5.750	12/01/25		1,450	1,457,250
Griffon Corp., Gtd. Notes(aa)	5.250	03/01/22		7,300	7,300,000
H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25		875	888,125
HCA Healthcare, Inc., Sr. Unsec’d. Notes(aa)	6.250	02/15/21		2,025	2,123,719
HCA, Inc.,
Gtd. Notes(aa)	7.500	02/15/22		4,355	4,790,500
Sr. Sec’d. Notes(aa)	4.750	05/01/23		1,300	1,358,345
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A(aa)	5.750	10/01/25		1,625	1,637,187
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		1,400	1,426,250

Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A(aa)	5.375	03/15/25		575	579,865
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26		847	796,180
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK 7.875%(aa)	7.125	05/01/21		1,555	1,558,887
Infor US, Inc.,
Gtd. Notes(aa)	5.750	05/15/22	EUR	1,550	1,764,314
Gtd. Notes(aa)	6.500	05/15/22		4,630	4,712,460

Informatica LLC, Sr. Unsec’d. Notes, 144A, (original cost $2,172,600; purchased 06/07/18)(aa)(f)	7.125	07/15/23		2,130	2,177,925

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

International Game Technology PLC, Sr. Sec’d. Notes, 144A(aa)	6.250%	01/15/27	1,500	$ 1,576,972
Iridium Communications, Inc., Sr. Unsec’d. Notes, 144A(aa)	10.250	04/15/23	200	220,500
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A(aa)	10.250	11/15/22	2,450	2,649,062
Sr. Sec’d. Notes, 144A(aa)	6.750	11/15/21	4,000	4,125,000

Jacobs Entertainment, Inc., Sec’d. Notes, 144A(aa)	7.875	02/01/24	3,025	3,251,875
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29	3,040	3,222,400
KB Home,
Gtd. Notes	6.875	06/15/27	1,400	1,461,250
Gtd. Notes(aa)	8.000	03/15/20	350	364,000
L Brands, Inc.,
Gtd. Notes(aa)	5.625	10/15/23	1,575	1,624,219
Gtd. Notes	6.750	07/01/36	725	630,750

Lennar Corp., Gtd. Notes(aa)	4.125	01/15/22	3,125	3,152,344
Level 3 Financing, Inc., Gtd. Notes(aa)	5.625	02/01/23	750	757,500
Lions Gate Capital Holdings LLC, Gtd. Notes, 144A(aa)	6.375	02/01/24	2,925	3,060,281
M/I Homes, Inc., Gtd. Notes(aa)	6.750	01/15/21	3,125	3,171,875
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	4.875	04/15/20	805	800,975
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes(aa)	5.500	04/15/21	1,321	1,321,000
MEDNAX, Inc., Gtd. Notes, 144A(aa)	6.250	01/15/27	2,500	2,550,000
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	1,350	1,333,125
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A(aa)	6.875	08/15/23	2,591	2,701,117
Molina Healthcare, Inc., Gtd. Notes(aa)	5.375	11/15/22	1,300	1,356,875

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(aa)	5.000%	10/15/27		1,000	$ 1,002,500
Nabors Industries, Inc., Gtd. Notes(aa)	5.750	02/01/25		2,250	2,047,500
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A(aa)	8.125	07/15/23		6,025	6,070,187
Navient Corp., Sr. Unsec’d. Notes(aa)	6.500	06/15/22		1,025	1,080,094
NCI Building Systems, Inc., Gtd. Notes, 144A(aa)	8.000	04/15/26		1,400	1,305,500
Netflix, Inc., Sr. Unsec’d. Notes(aa)	4.625	05/15/29	EUR	3,700	4,517,229
New Home Co., Inc. (The), Gtd. Notes(aa)	7.250	04/01/22		3,500	3,167,500
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(aa)	6.125	02/15/22		1,260	1,277,325
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A(aa)	7.768	12/15/37		1,650	2,025,375
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(aa)	5.000	04/15/22		1,135	1,127,486
Nine Energy Service, Inc., Sr. Unsec’d. Notes, 144A(aa)	8.750	11/01/23		500	516,250
Novelis Corp.,
Gtd. Notes, 144A(aa)	5.875	09/30/26		1,925	1,956,281
Gtd. Notes, 144A(aa)	6.250	08/15/24		2,265	2,358,431

NRG Energy, Inc., Gtd. Notes(aa)	5.750	01/15/28		1,340	1,419,020
NVA Holdings, Inc., Gtd. Notes, 144A(aa)	6.875	04/01/26		1,619	1,631,142
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A(aa)	8.000	04/01/24		2,820	2,911,650
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(aa)	5.625	02/15/24		3,860	3,976,186
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27		2,000	1,975,000
PetSmart, Inc., Gtd. Notes, 144A	7.125	03/15/23		2,125	1,880,625
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A(aa)	5.750	03/15/25		83	84,245

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Pilgrim’s Pride Corp., (cont’d.)
Gtd. Notes, 144A(aa)	5.875%	09/30/27		4,200	$4,336,500

Post Holdings, Inc., Gtd. Notes, 144A(aa)	5.750	03/01/27		1,650	1,691,250
PulteGroup, Inc., Gtd. Notes(aa)	5.000	01/15/27		1,200	1,215,000
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	02/15/25		1,400	1,375,500
Sr. Unsec’d. Notes, 144A(aa)	6.875	02/15/23		1,240	1,240,000

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A(aa)	7.250	04/01/25		2,225	2,102,625
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25		600	552,750
Gtd. Notes(aa)	5.000	03/15/23		2,825	2,748,386
Gtd. Notes(aa)	5.875	07/01/22		575	581,469
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A(aa)	8.250	11/15/26		6,000	6,080,580
Sr. Sec’d. Notes(aa)	4.500	05/15/26	EUR	1,500	1,695,523
Sr. Unsec’d. Notes(aa)	6.875	11/15/26	EUR	2,000	2,250,293

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(aa)	9.750	12/01/26		2,325	2,426,719
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(aa)	5.750	10/15/20		2,092	2,098,580
Rite Aid Corp., Gtd. Notes, 144A(aa)	6.125	04/01/23		3,825	3,251,250
RP Crown Parent LLC, Gtd. Notes, 144A(aa)	7.375	10/15/24		1,520	1,582,700
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(aa)	5.500	11/01/23		225	226,125
Gtd. Notes(aa)	5.625	12/01/25		575	573,563
Scientific Games International, Inc.,
Gtd. Notes(aa)	6.250	09/01/20		225	225,563
Gtd. Notes(aa)	6.625	05/15/21		4,905	4,954,050
Gtd. Notes(aa)	10.000	12/01/22		2,318	2,439,695
Gtd. Notes, 144A(aa)	8.250	03/15/26		1,875	1,942,969

Scotts Miracle-Gro Co. (The), Gtd. Notes(aa)	6.000	10/15/23		800	832,000
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A(aa)	5.875	04/01/23		300	300,000

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Sinclair Television Group, Inc.,
Gtd. Notes(aa)	5.375%	04/01/21	640	$ 640,000
Gtd. Notes(aa)	6.125	10/01/22	2,525	2,572,344
Gtd. Notes, 144A(aa)	5.625	08/01/24	2,735	2,764,976

Spectrum Brands, Inc., Gtd. Notes(aa)	6.625	11/15/22	850	868,955
Springleaf Finance Corp.,
Gtd. Notes(aa)	6.875	03/15/25	392	420,420
Gtd. Notes(aa)	7.125	03/15/26	2,450	2,630,687
Sprint Capital Corp.,
Gtd. Notes(aa)	6.875	11/15/28	3,000	2,872,500
Gtd. Notes(aa)	8.750	03/15/32	8,210	8,620,500

Sprint Communications, Inc., Sr. Unsec’d. Notes(aa)	6.000	11/15/22	1,735	1,745,844
Sprint Corp., Gtd. Notes(aa)	7.250	09/15/21	1,405	1,471,737
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	4.750	01/15/28	1,350	1,294,313
Sr. Unsec’d. Notes, 144A(aa)	5.375	11/15/24	1,350	1,375,313

Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes(aa)	5.750	03/01/25	1,700	1,672,375
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A(aa)	6.500	03/15/27	1,500	1,550,625
Surgery Center Holdings, Inc., Gtd. Notes, 144A	10.000	04/15/27	1,450	1,489,875
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A(aa)	5.500	01/15/28	3,575	3,642,031
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.375	02/01/27	1,125	1,141,875
Taylor Morrison Communities, Inc., Gtd. Notes(aa)	6.625	05/15/22	2,475	2,555,437
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A(aa)	5.625	03/01/24	2,553	2,578,530
Gtd. Notes, 144A(aa)	5.875	04/15/23	425	437,253

TEGNA, Inc., Gtd. Notes(aa)	6.375	10/15/23	1,370	1,415,388

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Tempur Sealy International, Inc., Gtd. Notes(aa)	5.625%	10/15/23		985	$ 997,313
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes(aa)	6.750	06/15/23		7,575	7,726,500
Sr. Unsec’d. Notes(aa)	7.000	08/01/25		1,500	1,518,750

TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A(aa)	11.375	12/01/21		5,710	6,074,012
TPC Group, Inc., Sr. Sec’d. Notes, 144A(aa)	8.750	12/15/20		2,060	2,036,825
TransDigm, Inc., Gtd. Notes(aa)	6.000	07/15/22		3,325	3,370,719
Transocean, Inc., Gtd. Notes, 144A	7.500	01/15/26		1,925	1,896,125
TRI Pointe Group, Inc., Gtd. Notes(aa)	4.875	07/01/21		2,900	2,943,500
Tronox, Inc., Gtd. Notes, 144A(aa)	6.500	04/15/26		2,625	2,647,969
U.S. Concrete, Inc., Gtd. Notes(aa)	6.375	06/01/24		4,800	4,932,000
UGI International LLC, Sr. Unsec’d. Notes(aa)	3.250	11/01/25	EUR	2,270	2,657,548
United Rentals North America, Inc.,
Gtd. Notes(aa)	4.875	01/15/28		4,875	4,838,437
Gtd. Notes	5.250	01/15/30		1,475	1,482,375
Gtd. Notes(aa)	6.500	12/15/26		2,300	2,461,000

Univision Communications, Inc., Sr. Sec’d. Notes, 144A(aa)	5.125	05/15/23		4,740	4,574,100
Vector Group Ltd., Sr. Sec’d. Notes, 144A(aa)	6.125	02/01/25		1,000	897,500
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A(aa)	5.750	07/15/25		104	98,020
VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A(aa)	6.750	06/15/22		400	413,368
VICI Properties 1 LLC/VICI FC, Inc., Sec’d. Notes(aa)	8.000	10/15/23		878	960,863
Vistra Operations Co. LLC, Sr. Unsec’d. Notes, 144A(aa)	5.625	02/15/27		1,000	1,026,250
West Corp., Gtd. Notes, 144A(aa)	8.500	10/15/25		5,330	4,697,062
William Lyon Homes, Inc.,
Gtd. Notes(aa)	5.875	01/31/25		1,600	1,552,000
Gtd. Notes(aa)	6.000	09/01/23		650	643,500

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
William Lyon Homes, Inc., (cont’d.)
Gtd. Notes(aa)	7.000%	08/15/22		1,900	$1,909,500

WPX Energy, Inc., Sr. Unsec’d. Notes(aa)	6.000	01/15/22		275	286,000
XPO Logistics, Inc.,
Gtd. Notes, 144A(aa)	6.125	09/01/23		250	255,313
Sr. Unsec’d. Notes, 144A(aa)	6.750	08/15/24		2,550	2,632,875

Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes(aa)	6.000	04/01/23		4,735	4,811,944
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A(aa)	9.875	06/15/23		4,605	4,864,031
					498,272,843
Zambia 0.7%
First Quantum Minerals Ltd.,
Gtd. Notes, 144A	6.875	03/01/26		1,500	1,404,375
Gtd. Notes, 144A(aa)	7.250	05/15/22		1,850	1,870,813
Gtd. Notes, 144A(aa)	7.500	04/01/25		1,645	1,589,481
					4,864,669
Total Corporate Bonds (cost $746,061,593)					750,430,548
Sovereign Bonds 17.5%
Angola 0.3%
Angolan Government International Bond,
Sr. Unsec’d. Notes	9.375	05/08/48		490	525,803
Sr. Unsec’d. Notes	9.500	11/12/25		1,540	1,726,325
					2,252,128
Argentina 3.4%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	4.625	01/11/23		3,225	2,378,437
Sr. Unsec’d. Notes	5.625	01/26/22		10,550	8,213,280
Sr. Unsec’d. Notes	6.875	04/22/21		770	646,038
Sr. Unsec’d. Notes	7.500	04/22/26		2,970	2,227,500
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	4,224	3,571,535
Sr. Unsec’d. Notes	8.280	12/31/33		1,935	1,433,715

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Argentina (cont’d.)
Provincia de Buenos Aires,
Sr. Unsec’d. Notes	9.125%	03/16/24		1,910	$ 1,439,663
Sr. Unsec’d. Notes	9.950	06/09/21		3,585	3,047,250
					22,957,418
Bahrain 0.6%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.750	09/20/29		1,240	1,314,400
Sr. Unsec’d. Notes	7.000	01/26/26		920	990,150
Sr. Unsec’d. Notes	7.500	09/20/47		1,740	1,853,970
					4,158,520
Belarus 0.1%
Republic of Belarus International Bond, Sr. Unsec’d. Notes	6.875	02/28/23		490	512,050
Brazil 0.2%
Brazilian Government International Bond, Sr. Unsec’d. Notes(aa)	2.875	04/01/21	EUR	1,400	1,638,938
Costa Rica 0.4%
Costa Rica Government International Bond, Sr. Unsec’d. Notes	7.158	03/12/45		3,000	2,917,500
Dominican Republic 0.3%
Dominican Republic International Bond, Sr. Unsec’d. Notes	6.850	01/27/45		1,840	1,971,100
Ecuador 0.7%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	8.875	10/23/27		1,100	1,119,250
Sr. Unsec’d. Notes	10.750	03/28/22		3,270	3,658,313
					4,777,563
Egypt 1.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes	5.577	02/21/23		595	589,050
Sr. Unsec’d. Notes	8.700	03/01/49		940	968,551
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	900	1,005,334

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Egypt (cont’d.)
Egypt Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	6.375%	04/11/31	EUR	1,575	$ 1,739,139
Sr. Unsec’d. Notes, 144A, MTN	7.600	03/01/29		640	644,928
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	850	933,623
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	1,480	1,570,828
					7,451,453
El Salvador 0.4%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	7.750	01/24/23		1,530	1,610,325
Sr. Unsec’d. Notes	8.250	04/10/32		1,000	1,080,000
					2,690,325
Gabon 0.2%
Gabon Government International Bond, Bonds	6.375	12/12/24		1,020	981,832
Ghana 0.6%
Ghana Government International Bond,
Sr. Unsec’d. Notes	7.875	08/07/23		1,550	1,627,500
Sr. Unsec’d. Notes	8.125	01/18/26		2,240	2,313,920
					3,941,420
Iraq 0.4%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		2,845	2,888,415
Ivory Coast 0.5%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	1,120	1,284,004
Sr. Unsec’d. Notes	5.750	12/31/32		525	494,456
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	1,480	1,562,461
					3,340,921
Kenya 0.1%
Kenya Government International Bond, Sr. Unsec’d. Notes	6.875	06/24/24		950	969,000

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Sovereign Bonds (Continued)
Lebanon 0.8%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100%	10/04/22	2,000	$ 1,760,000
Sr. Unsec’d. Notes, EMTN	6.250	05/27/22	2,550	2,248,335
Sr. Unsec’d. Notes, GMTN	5.450	11/28/19	805	792,458
Sr. Unsec’d. Notes, GMTN	6.000	05/20/19	500	498,750
				5,299,543
Mongolia 0.4%
Mongolia Government International Bond,
Sr. Unsec’d. Notes	5.625	05/01/23	1,135	1,118,897
Sr. Unsec’d. Notes, EMTN	8.750	03/09/24	270	298,138
Sr. Unsec’d. Notes, EMTN	10.875	04/06/21	1,085	1,193,845
				2,610,880
Nigeria 0.7%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.625	11/21/25	895	955,287
Sr. Unsec’d. Notes	7.696	02/23/38	1,010	995,961
Sr. Unsec’d. Notes	7.875	02/16/32	940	971,537
Sr. Unsec’d. Notes	8.747	01/21/31	1,470	1,615,589
				4,538,374
Oman 0.4%
Oman Government International Bond,
Sr. Unsec’d. Notes	5.375	03/08/27	1,420	1,334,800
Sr. Unsec’d. Notes	6.500	03/08/47	1,120	999,600
				2,334,400
Pakistan 0.6%
Pakistan Government International Bond, Sr. Unsec’d. Notes	8.250	04/15/24	1,840	1,989,868
Third Pakistan International Sukuk Co. Ltd. (The),
Sr. Unsec’d. Notes	5.500	10/13/21	775	780,968
Sr. Unsec’d. Notes	5.625	12/05/22	870	877,786
				3,648,622

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Senegal 0.2%
Senegal Government International Bond, Sr. Unsec’d. Notes	4.750%	03/13/28	EUR	890	$ 985,922
South Africa 0.3%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	5.875	09/16/25		1,000	1,054,014
Sr. Unsec’d. Notes	5.875	06/22/30		640	653,620
					1,707,634
Sri Lanka 0.6%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.875	07/25/22		3,300	3,263,166
Sr. Unsec’d. Notes	6.825	07/18/26		660	650,579
					3,913,745
Turkey 2.6%
Export Credit Bank of Turkey,
Sr. Unsec’d. Notes	4.250	09/18/22		1,500	1,334,100
Sr. Unsec’d. Notes	5.000	09/23/21		1,140	1,067,872
Sr. Unsec’d. Notes	6.125	05/03/24		1,400	1,269,668
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.875	10/09/26		3,000	2,558,460
Sr. Unsec’d. Notes	5.750	05/11/47		2,010	1,575,338
Sr. Unsec’d. Notes	6.000	03/25/27		3,000	2,700,300
Sr. Unsec’d. Notes	6.000	01/14/41		1,220	989,269
Sr. Unsec’d. Notes	6.875	03/17/36		3,270	2,926,650
Sr. Unsec’d. Notes	7.250	12/23/23		1,000	997,610
Sr. Unsec’d. Notes	7.625	04/26/29		2,220	2,160,060
					17,579,327
Ukraine 1.6%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	7.750	09/01/20		4,220	4,223,038
Sr. Unsec’d. Notes	7.750	09/01/21		2,475	2,452,428
Sr. Unsec’d. Notes	7.750	09/01/22		1,310	1,285,639
Sr. Unsec’d. Notes	7.750	09/01/23		525	506,730

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Sovereign Bonds (Continued)
Ukraine (cont’d.)
Ukraine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	8.994%	02/01/24	960	$ 956,755
Sr. Unsec’d. Notes	9.750	11/01/28	1,210	1,235,725
				10,660,315
Total Sovereign Bonds (cost $120,405,921)				116,727,345

	Shares
Common Stocks 0.4%
Colombia 0.1%
Frontera Energy Corp.	44,076	389,380
United States 0.3%
GenOn Energy Holdings, Inc. (Class A Stock)*^	14,398	2,087,642
Total Common Stocks (cost $2,424,162)		2,477,022

Total Long-Term Investments (cost $910,983,052)		911,222,123

Short-Term Investment 0.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $5,110,871)(w)	5,110,871	5,110,871

TOTAL INVESTMENTS 137.1% (cost $916,093,923)			916,332,994
Liabilities in excess of other assets(z) (37.1)%			(247,747,849)

Net Assets 100.0%			$ 668,585,145

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Q—Quarterly payment frequency for swaps
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
OJSC—Open Joint-Stock Company
OTC—Over-the-counter
PIK—Payment-in-Kind

EUR—Euro
GBP—British Pound

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $5,095,423 and 0.8% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $579,706,624 segregated as collateral for amount of $259,000,000 borrowed and outstanding as of April 30, 2019.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2019.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $3,748,281. The aggregate value of $3,745,930 is 0.6% of net assets.
(p)	Interest rate not available as of April 30, 2019.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward foreign currency exchange contracts outstanding at April 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/03/19	Barclays Bank PLC	GBP	5,400	$ 7,056,088	$ 7,042,734	$ —	$(13,354)
Expiring 05/03/19	Barclays Bank PLC	GBP	1,917	2,500,000	2,500,036	36	—
Expiring 05/03/19	Barclays Bank PLC	GBP	495	650,000	645,436	—	(4,564)
Expiring 05/03/19	Citibank, N.A.	GBP	44,059	57,099,958	57,461,677	361,719	—
Expiring 05/03/19	Citibank, N.A.	GBP	1,148	1,500,000	1,497,053	—	(2,947)
Euro,
Expiring 05/03/19	JPMorgan Chase Bank, N.A.	EUR	104,169	115,966,623	116,866,286	899,663	—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	EUR	2,800	3,150,028	3,150,007	—	(21)
Expiring 06/04/19	UBS AG	EUR	5,000	5,595,615	5,625,012	29,397	—
				$193,518,312	$194,788,241	1,290,815	(20,886)

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/03/19	Citibank, N.A.	GBP	54,064	$ 71,669,128	$ 70,511,336	$1,157,792	$ —
Expiring 05/03/19	Citibank, N.A.	GBP	342	447,880	445,969	1,911	—
Expiring 05/03/19	JPMorgan Chase Bank, N.A.	GBP	150	196,349	195,632	717	—
Expiring 06/04/19	Citibank, N.A.	GBP	44,059	57,194,595	57,562,028	—	(367,433)
Expiring 06/04/19	Citibank, N.A.	GBP	1,076	1,405,274	1,405,838	—	(564)
Euro,
Expiring 05/03/19	Barclays Bank PLC	EUR	2,514	2,832,305	2,820,131	12,174	—
Expiring 05/03/19	JPMorgan Chase Bank, N.A.	EUR	99,855	113,062,526	112,026,742	1,035,784	—
Expiring 06/04/19	Citibank, N.A.	EUR	1,905	2,141,370	2,143,684	—	(2,314)
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	EUR	104,169	116,283,399	117,189,920	—	(906,521)
				$365,232,826	$364,301,280	2,208,378	(1,276,832)
						$3,499,193	$(1,297,718)
Cross currency exchange contracts outstanding at April 30, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contract:
05/03/19	Buy	GBP	1,538	EUR	1,800	$—	$(13,410)	HSBC Bank USA, N.A.
Credit default swap agreement outstanding at April 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2019(4)	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
iTraxx.XO.31.V1	06/20/24	5.000%(Q)	EUR	50,000	2.490%	$6,493,221	$6,944,308	$451,087
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2019 were as follows:
Sovereign Bonds	17.5%
Oil & Gas	13.7
Telecommunications	9.9
Media	9.7
Retail	8.0
Entertainment	6.8
Home Builders	6.5
Chemicals	5.7
Healthcare-Services	4.6
Diversified Financial Services	3.9
Commercial Services	3.4
Electric	3.1
Software	3.1
Building Materials	2.9
Packaging & Containers	2.9
Aerospace & Defense	2.6
Foods	2.6
Computers	2.4
Pharmaceuticals	2.3%
Auto Manufacturers	1.8
Banks	1.8
Iron/Steel	1.7
Auto Parts & Equipment	1.6
Internet	1.4
Mining	1.4
Metal Fabricate/Hardware	1.4
Trucking & Leasing	1.3
Lodging	1.2
Household Products/Wares	1.1
Pipelines	1.0
Real Estate	0.9
Machinery-Diversified	0.8
Gas	0.8
Cosmetics/Personal Care	0.8
Affiliated Mutual Fund	0.8
Engineering & Construction	0.8

PGIM Global High Yield Fund, Inc.
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Industry Classification (continued):
Advertising	0.6%
Distribution/Wholesale	0.4
Transportation	0.4
Healthcare-Products	0.3
Electric Utilities	0.3
Real Estate Investment Trusts (REITs)	0.3
Holding Companies-Diversified	0.3
Insurance	0.3
Electrical Components & Equipment	0.3
Energy-Alternate Sources	0.3
Agriculture	0.2
Leisure Time	0.2
Apparel	0.2
Environmental Control	0.2
Home Furnishings	0.2
Housewares	0.1
Forest Products & Paper	0.1%
Oil & Gas Services	0.1
Oil, Gas & Consumable Fuels	0.1
Miscellaneous Manufacturing	0.0*
137.1
Liabilities in excess of other assets	(37.1)
100.0%

*	Less than +/- 0.05%
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).